Schedule of Investments (unaudited) October 31, 2022	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets )

Security	Shares	Value
Common Stocks

Aerospace & Defense — 8.0%
Axon Enterprise Inc.(a)	2,135	$310,515
HEICO Corp.	1,438	233,876

		544,391
Auto Components — 2.1%
Fox Factory Holding Corp.(a)	1,652	145,128

Biotechnology — 2.2%
Halozyme Therapeutics Inc.(a)	3,086	147,542

Building Products — 1.3%
AZEK Co. Inc. (The)(a)(b)	5,207	91,175

Capital Markets — 4.4%
TPG Inc.(b)	4,586	141,020
Tradeweb Markets Inc., Class A	2,929	161,329

		302,349
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions Inc.(a)	1,036	67,671
Duolingo Inc, Class A(a)	1,733	141,829

		209,500
Electronic Equipment, Instruments & Components — 1.0%
908 Devices Inc.(a)(b)	2,200	35,178
Halma PLC	1,244	30,166

		65,344
Entertainment — 1.4%
Kahoot! ASA(a)(b)	46,445	99,030

Equity Real Estate Investment Trusts (REITs) — 0.8%
Innovative Industrial Properties Inc.	228	24,647
Rexford Industrial Realty Inc.	584	32,283

		56,930
Food Products — 0.5%
Freshpet Inc.(a)	584	34,427

Health Care Equipment & Supplies — 2.0%
Figs Inc., Class A(a)(b)	7,610	56,162
Inmode Ltd.(a)	1,903	65,311
Pulmonx Corp.(a)	948	12,665

		134,138
Health Care Technology — 4.0%
Certara Inc.(a)	7,875	96,311
Doximity Inc., Class A(a)(b)	4,073	107,813
Phreesia Inc.(a)	2,603	71,114

		275,238
Hotels, Restaurants & Leisure — 10.2%
Evolution AB(c)	2,439	227,516
Penn Entertainment Inc.(a)	3,788	125,383
Planet Fitness Inc., Class A(a)	3,199	209,470
Wingstop Inc.(b)	871	137,958

		700,327
Interactive Media & Services — 1.7%
Match Group Inc.(a)(b)	2,737	118,238

Internet & Direct Marketing Retail — 2.2%
Etsy Inc.(a)(b)	700	65,737
Fiverr International Ltd.(a)	2,687	83,163

		148,900

Security	Shares	Value
IT Services — 4.1%
DigitalOcean Holdings Inc.(a)	2,349	$84,376
Globant SA(a)(b)	1,037	195,661

		280,037
Life Sciences Tools & Services — 11.1%
10X Genomics Inc., Class A(a)	827	22,478
Azenta Inc.	2,395	106,338
Bio-Techne Corp.	582	172,423
Charles River Laboratories International Inc.(a)	578	122,681
Olink Holding AB, ADR(a)(b)	2,439	44,707
Repligen Corp.(a)(b)	1,121	204,571
West Pharmaceutical Services Inc.	388	89,279

		762,477
Machinery — 4.2%
Chart Industries Inc.(a)	1,277	284,618

Road & Rail — 2.3%
Saia Inc.(a)	794	157,895

Semiconductors & Semiconductor Equipment — 8.7%
Ambarella Inc.(a)	1,992	109,022
Entegris Inc.	2,342	185,814
Lattice Semiconductor Corp.(a)	2,639	128,018
Monolithic Power Systems Inc.	501	170,065

		592,919
Software — 14.9%
Bill.com Holdings Inc.(a)	1,246	166,166
Confluent Inc., Class A(a)(b)	7,292	196,009
Five9 Inc.(a)	2,489	149,987
Gitlab Inc., Class A(a)(b)	2,795	135,446
HubSpot Inc.(a)	289	85,706
Paylocity Holding Corp.(a)	962	222,982
SiteMinder Ltd.(a)	32,555	64,603

		1,020,899
Specialty Retail — 0.5%
Leslie’s Inc.(a)	2,328	32,685

Total Long-Term Investments — 90.7% (Cost: $9,135,521)		6,204,187

Short-Term Securities

Money Market Funds — 27.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	1,269,264	1,269,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	610,000	610,000

Total Short-Term Securities — 27.4% (Cost: $1,878,936)		1,879,010

Total Investments — 118.1% (Cost: $11,014,457)		8,083,197
Liabilities in Excess of Other Assets — (18.1)%		(1,241,150)

Net Assets — 100.0%		$6,842,047

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Innovators ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$979,979	$289,098	(a)	$—	$51	$(118)	$1,269,010	1,269,264	$1,907	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	400,000	(a)	—	—	—	610,000	610,000	2,267		—

					$51	$(118)	$1,879,010		$4,174		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,782,872	$421,315	$—	$6,204,187
Money Market Funds	1,879,010	—	—	1,879,010

	$7,661,882	$421,315	$—	$8,083,197

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation

ADR	American Depositary Receipt

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